RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income	¥ 13,982	$ 1,916	¥ 10,832	¥ 10,021
Interest expense to:	193,199	26,468	165,669	120,357
Total Revenues	383,956	52,602	537,402	472,085
Related party
RELATED PARTY TRANSACTIONS
Loan to:	36,707	5,029	200	16,800
Interest income	7,359	1,008	6,813	6,961
Loan from:	300,543	41,174	22,150	220,369
Interest expense to:	18,988	2,601	14,308	16,790
Repayment to:	335,359	45,944	61,777	82,915
Total Revenues	940	129	0	0
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Loan to:	2,400	329	200	16,800
Interest income	7,359	1,008	6,813	6,961
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Interest expense to:	249	34	423	1,334
Repayment to:	0	0	19,710	0
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Loan from:	78,353	10,734	4,400	220,369
Interest expense to:	18,387	2,519	13,683	15,456
Repayment to:	252,499	34,592	32,127	82,915
Related party | Morgancreek investment Holdings Limited
RELATED PARTY TRANSACTIONS
Loan to:	34,307	4,700	0	0
Loan from:	0	0	17,750	0
Interest expense to:	0	0	202	0
Repayment to:	8,231	1,128	9,940	0
Related party | Daketala International Investment Holdings Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	2,190	300	0	0
Interest expense to:	30	4	0	0
Related party | Shanghai Huifu Technology Development Co., Ltd
RELATED PARTY TRANSACTIONS
Loan from:	150,000	20,550	0	0
Repayment to:	34,307	4,700	0	0
Related party | Shijiazhuang Edison Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	40,000	5,480	0	0
Interest expense to:	322	44	0	0
Repayment to:	40,322	5,524	0	0
Related party | Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	30,000	4,110	0	0
Related party | Shanghai Changshengshu Management Co. LTD
RELATED PARTY TRANSACTIONS
Total Revenues	¥ 940	$ 129	¥ 0	¥ 0